Statement of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended		12 Months Ended						118 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Bone Biologics, Inc [Member]	Dec. 31, 2013 Bone Biologics, Corp [Member]	Jun. 30, 2014 Pro Forma [Member] Subtotal [Member]	Dec. 31, 2013 Pro Forma [Member] Subtotal [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Inc [Member]	Jun. 30, 2014 Pro Forma [Member] Bone Biologics, Corp [Member]	Apr. 30, 2014 Pro Forma [Member] AFH Acquisition X, Inc.[Member]	Oct. 31, 2013 Pro Forma [Member] AFH Acquisition X, Inc.[Member]	Jun. 30, 2014 Pro Forma Adjustments [Member]		Dec. 31, 2013 Pro Forma Adjustments [Member]		Dec. 31, 2013 Pro Forma Adjustments One [Member]		Dec. 31, 2013 Audited [Member]	Dec. 31, 2012 Audited [Member]	Dec. 31, 2013 Audited [Member]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	155,257	56,619	183,111	96,213	188,236	188,236	183,111	188,236	183,111	183,111									188,236	255,575	5,089,482
General and administrative	183,036	154,756	307,948	215,937	483,749	1,730,288	311,312	488,555	307,948	475,529	3,364	4,806	164,217	[1]	(50,000)	[2]	1,291,733	[3]	483,749	180,089	1,238,419
Total operating expenses	338,293	211,375	491,059	312,150	671,985	1,918,524	494,423	676,791	491,059	658,640	3,364	4,806							671,985	435,664	6,327,901
Loss from operations	(338,293)	(211,375)	(491,059)	(312,150)	(671,985)	(1,918,524)	(494,423)	(676,791)	(491,059)	(658,640)	(3,364)	(4,806)							(671,985)	(435,664)	(6,327,901)
Other Income (expense)
Other expense	(9,623)		(9,623)				(9,623)		(9,623)	(9,623)
Interest expense, net	(116,294)	(94,277)	(250,533)	(172,524)	(409,419)	(259,048)	(250,533)	(409,419)	(250,533)	(96,972)			(153,561)	[4],[5]	(150,371)	[6],[7]			(409,419)	(279,101)	(1,277,603)
Total other income (expense)	(125,917)	(94,277)	(260,156)	(172,524)			(260,156)		(260,156)	(106,595)									(409,419)	(279,101)	(1,277,603)
Loss before provision for income taxes	(464,210)	(305,652)	(751,215)	(484,674)	(1,081,404)	(2,177,572)	(754,579)	(1,086,210)	(751,215)	(765,235)	(3,364)	(4,806)							(1,081,404)	(714,765)	(7,605,504)
Provision for income taxes		800		800	800	1,200	400	1,200		400	400	400							800	800	8,000
Net loss and comprehensive loss	$ (464,210)	$ (306,452)	$ (751,215)	$ (485,474)	$ (1,082,204)	$ (2,178,772)	$ (754,979)	$ (1,087,410)	$ (751,215)	$ (765,635)	$ (3,764)	$ (5,206)							$ (1,082,204)	$ (715,565)	$ (7,613,504)

[1]	Estimated stock-based compensation expense of $164,185, which is related to the management and consultant stock option grants.
[2]	Reversal of one-time legal fees of $50,000 associated with the LOI transactions including the PPM and Merger Agreement.
[3]	Estimated stock-based compensation expense of $1,291,733 related to the management and consultant stock option grants, board and CEO stock option grants and restricted stock awards.
[4]	Reversal of $62,450 of interest expense, of which $34,927 is related to the 30% conversion of MTF Notes, $25,845 is related to the 2013 Bridge Notes and $1,678 is related to the May 2014 MTF Note.
[5]	Reversal of amortization of debt discount of $91,111, of which $20,959 is related to the 2013 MTF Bridge Notes and 2014 MTF Note, $53,430 is related to the Orthofix 2013 Bridge Notes and $16,721 is related to the AFH 2013 Bridge Note.
[6]	Reversal of $83,267 of interest expense, of which $64,178 is related to the 30% conversion of MTF Notes and $19,088 related to the 2013 Bridge Notes.
[7]	Reversal of amortization of debt discount related to the 2013 Bridge Notes of $67,104.